Document and Entity Information Document	Jul. 25, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 25, 2024
Current Fiscal Year End Date	--12-31
Entity Registrant Name	FINANCE OF AMERICA COMPANIES INC.
Entity Central Index Key	0001828937
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40308
Entity Tax Identification Number	85-3474065
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	877
Local Phone Number	202-2666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FOA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Address, Address Line Two	Suite 400
Entity Address, Address Line One	5830 Granite Parkway